Expense Example - Anfield Dynamic Fixed Income ETF - Anfield Dynamic Fixed Income ETF	Nov. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	$ 1,694